Accounting for Certain Loans Acquired with Deteriorated Credit Quality - Schedule of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Certain loans acquired in transfer not accounted for as debt securities, accretable yield	$ 50,889	$ 67,660	$ 67,660	$ 93,859
Accretion	(4,787)	(4,430)	(18,204)	(29,674)
Reclassification from nonaccretable difference	320	0	6,252	6,815
Disposals	(80)	(4,819)	(4,819)	(3,340)
Certain loans acquired in transfer not accounted for as debt securities, accretable yield	$ 46,342	$ 58,411	$ 50,889	$ 67,660